Offsets	Oct. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Gold Trust
Form or Filing Type	F-10
File Number	333-281989
Initial Filing Date	Sep. 06, 2024
Fee Offset Claimed	$ 23,531.55
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Units
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 159,427,910.65
Offset Note	The Registrant previously paid $295,200 in registration fees (Registrant transferred funds of $167,735 and used available offsets to cover the remaining portion of the fee) with respect to the Registration Statement on Form F-10 (File No. 333-281989) filed on September 6, 2024 (the "2024 Registration Statement"), pertaining to the registration of $2,000,000,000 of securities of the Registrant, $23,531.56 of the registration fees remained unutilized. As the total filing fee required for this Registration Statement is $552,400, taking into consideration the available offset of $23,531.56 from the 2024 Registration Statement, the amount paid herewith is $528,868.44.
Termination / Withdrawal Statement	The registrant has terminated or completed any offering that included the unsold securities under the 2024 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Gold Trust
Form or Filing Type	F-10
File Number	333-281989
Filing Date	Sep. 06, 2024
Fee Paid with Fee Offset Source	$ 23,531.55